UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07811

Exact name of registrant as specified in charter:	Prudential Jennison Mid-Cap Growth Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2018

Date of reporting period:	11/30/2017

Item 1. Schedule of Investments

Prudential Jennison Mid-Cap Growth Fund, Inc.

Schedule of Investments

as of November 30, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 96.0%
COMMON STOCKS
Aerospace & Defense — 1.0%
BWX Technologies, Inc.	220,941	$13,797,765
Hexcel Corp.	551,816	34,212,592
Rockwell Collins, Inc.	159,309	21,078,174

		69,088,531

Airlines — 0.8%
Spirit Airlines, Inc.*	1,241,016	52,904,512

Auto Components — 1.5%
Aptiv PLC	1,035,086	108,342,452

Banks — 1.6%
First Republic Bank(a)	707,102	67,556,525
Pinnacle Financial Partners, Inc.	627,297	43,063,939

		110,620,464

Biotechnology — 2.6%
Alexion Pharmaceuticals, Inc.*	540,227	59,322,327
BioMarin Pharmaceutical, Inc.*	835,498	71,685,728
Exelixis, Inc.*	787,959	21,337,930
Incyte Corp.*	279,400	27,657,806

		180,003,791

Building Products — 0.9%
Allegion PLC	718,318	60,439,277

Capital Markets — 4.2%
Affiliated Managers Group, Inc.	662,963	131,710,859
Intercontinental Exchange, Inc.	986,786	70,505,860
TD Ameritrade Holding Corp.	1,833,134	93,801,467

		296,018,186

Chemicals — 2.0%
Albemarle Corp.	418,433	56,203,920
FMC Corp.	911,127	86,010,389

		142,214,309

Commercial Services & Supplies — 1.3%
Stericycle, Inc.*	1,424,182	94,437,508

Communications Equipment — 1.4%
Palo Alto Networks, Inc.*	696,836	101,563,847

Construction & Engineering — 1.4%
Quanta Services, Inc.*	2,676,822	101,451,554

Construction Materials — 1.2%
Vulcan Materials Co.	696,624	87,530,806

Consumer Finance — 1.8%
SLM Corp.*	11,048,691	127,833,355

Containers & Packaging — 1.1%
Sealed Air Corp.	1,623,327	78,000,862

Electrical Equipment — 2.2%
AMETEK, Inc.	2,089,513	151,886,700

Electronic Equipment, Instruments & Components — 3.5%
Amphenol Corp., (Class A Stock)	1,257,019	113,873,351

CDW Corp.	890,256	62,326,823
Flex Ltd.*	3,777,277	68,255,395

		244,455,569

Energy Equipment & Services — 0.7%
Patterson-UTI Energy, Inc.	2,349,040	50,715,774

Equity Real Estate Investment Trusts (REITs) — 4.5%
Equinix, Inc.	205,452	95,430,400
SBA Communications Corp.*	1,287,679	218,583,510

		314,013,910

Food & Staples Retailing — 1.0%
US Foods Holding Corp.*	2,534,320	73,799,398

Food Products — 0.5%
McCormick & Co., Inc.	357,328	36,511,775

Health Care Equipment & Supplies — 3.2%
Align Technology, Inc.*	268,839	70,134,718
Cooper Cos., Inc. (The)	195,056	47,043,606
DexCom, Inc.*(a)	625,753	36,562,748
Edwards Lifesciences Corp.*	333,524	39,089,013
West Pharmaceutical Services, Inc.	340,378	34,013,974

		226,844,059

Health Care Providers & Services — 2.9%
Centene Corp.*	820,665	83,781,690
Laboratory Corp. of America Holdings*	447,256	70,787,207
Universal Health Services, Inc., (Class B Stock)	442,670	47,963,294

		202,532,191

Hotels, Restaurants & Leisure — 4.9%
Aramark	2,240,585	95,448,921
Hilton Worldwide Holdings, Inc.	2,027,900	157,283,924
Norwegian Cruise Line Holdings Ltd.*	1,645,461	89,118,168

		341,851,013

Household Durables — 1.7%
Mohawk Industries, Inc.*	235,863	66,657,242
Newell Brands, Inc.	1,806,570	55,949,473

		122,606,715

Household Products — 1.6%
Church & Dwight Co., Inc.	1,495,337	70,415,419
Clorox Co. (The)	296,593	41,312,439

		111,727,858

Industrial Conglomerates — 2.2%
Roper Technologies, Inc.	577,412	154,290,261

Internet & Direct Marketing Retail — 1.0%
Expedia, Inc.	561,665	68,803,963

Internet Software & Services — 0.3%
CoStar Group, Inc.*	67,489	20,582,120

IT Services — 7.2%
DXC Technology Co.	747,726	71,886,378
Fidelity National Information Services, Inc.	955,749	90,155,803
FleetCor Technologies, Inc.*	482,278	87,711,900

Global Payments, Inc.(a)	1,234,381	124,129,353
Vantiv, Inc., (Class A Stock)*(a)	1,792,857	134,464,275

		508,347,709

Life Sciences Tools & Services — 2.4%
Illumina, Inc.*	389,387	89,570,691
IQVIA Holdings, Inc.*	789,585	80,545,566

		170,116,257

Machinery — 1.0%
Allison Transmission Holdings, Inc.	1,737,685	71,314,592

Media — 1.3%
AMC Networks, Inc., (Class A Stock)*	1,100,574	56,723,584
Cinemark Holdings, Inc.	1,054,827	38,089,803

		94,813,387

Mortgage Real Estate Investment Trusts (REITs) — 1.7%
MFA Financial, Inc.	3,894,916	31,159,328
Starwood Property Trust, Inc.	3,980,450	86,296,156

		117,455,484

Multiline Retail — 2.6%
Dollar Tree, Inc.*	1,813,198	186,324,226

Oil, Gas & Consumable Fuels — 1.9%
Noble Energy, Inc.	2,955,358	77,725,915
Targa Resources Corp.	1,372,929	59,585,119

		137,311,034

Pharmaceuticals — 1.8%
Zoetis, Inc.	1,732,068	125,211,196

Professional Services — 1.7%
IHS Markit Ltd.*(a)	2,686,433	119,868,640

Real Estate Management & Development — 2.5%
CBRE Group, Inc., (Class A Stock)*	2,892,133	125,402,887
Howard Hughes Corp. (The)*	422,215	52,354,660

		177,757,547

Road & Rail — 1.0%
J.B. Hunt Transport Services, Inc.	620,018	68,908,801

Semiconductors & Semiconductor Equipment — 5.6%
Analog Devices, Inc.	1,711,100	147,342,821
Cavium, Inc.*	794,617	67,923,861
Lam Research Corp.	178,804	34,389,373
Marvell Technology Group Ltd. (Bermuda)	3,211,866	71,753,087
Microchip Technology, Inc.(a)	861,478	74,939,971

		396,349,113

Software — 7.2%
Check Point Software Technologies Ltd. (Israel)*	528,639	55,131,761
Electronic Arts, Inc.*	429,863	45,715,930
Intuit, Inc.	240,280	37,776,822
Red Hat, Inc.*	1,266,133	160,495,019
ServiceNow, Inc.*	974,299	119,838,777
Splunk, Inc.*(a)	1,089,537	87,261,018

		506,219,327

Specialty Retail — 3.5%
Advance Auto Parts, Inc.	566,898	57,256,698
Burlington Stores, Inc.*	487,050	51,807,509
Ross Stores, Inc.	1,148,213	87,298,634
Ulta Beauty, Inc.*	219,449	48,654,038

		245,016,879

Textiles, Apparel & Luxury Goods — 0.5%
Tapestry, Inc.	834,011	34,769,919

Trading Companies & Distributors — 1.1%
Fastenal Co.	1,511,441	79,184,394

TOTAL LONG-TERM INVESTMENTS (cost $4,612,899,554)		6,770,039,265

SHORT-TERM INVESTMENTS — 5.6%
AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund(w)	272,439,843	272,439,843
Prudential Investment Portfolios 2 — Prudential Institutional Money Market Fund (cost $122,185,609; includes $122,051,548 of cash collateral for securities on loan)(b)(w)	122,182,282	122,194,501

TOTAL SHORT-TERM INVESTMENTS (cost $394,625,452)		394,634,344

TOTAL INVESTMENTS — 101.6% (cost $5,007,525,006)		7,164,673,609
Liabilities in excess of other assets — (1.6)%		(112,155,623)

NET ASSETS — 100.0%		$7,052,517,986

The following abbreviation is used in the quarterly schedule of portfolio holdings:

REITs	Real Estate Investment Trusts

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $119,463,106; cash collateral of $122,051,548 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$69,088,531	$—	$—
Airlines	52,904,512	—	—
Auto Components	108,342,452	—	—
Banks	110,620,464	—	—
Biotechnology	180,003,791	—	—
Building Products	60,439,277	—	—

Capital Markets	296,018,186	—	—
Chemicals	142,214,309	—	—
Commercial Services & Supplies	94,437,508	—	—
Communications Equipment	101,563,847	—	—
Construction & Engineering	101,451,554	—	—
Construction Materials	87,530,806	—	—
Consumer Finance	127,833,355	—	—
Containers & Packaging	78,000,862	—	—
Electrical Equipment	151,886,700	—	—
Electronic Equipment, Instruments & Components	244,455,569	—	—
Energy Equipment & Services	50,715,774	—	—
Equity Real Estate Investment Trusts (REITs)	314,013,910	—	—
Food & Staples Retailing	73,799,398	—	—
Food Products	36,511,775	—	—
Health Care Equipment & Supplies	226,844,059	—	—
Health Care Providers & Services	202,532,191	—	—
Hotels, Restaurants & Leisure	341,851,013	—	—
Household Durables	122,606,715	—	—
Household Products	111,727,858	—	—
Industrial Conglomerates	154,290,261	—	—
Internet & Direct Marketing Retail	68,803,963	—	—
Internet Software & Services	20,582,120	—	—
IT Services	508,347,709	—	—
Life Sciences Tools & Services	170,116,257	—	—
Machinery	71,314,592	—	—
Media	94,813,387	—	—
Mortgage Real Estate Investment Trusts (REITs)	117,455,484	—	—
Multiline Retail	186,324,226	—	—
Oil, Gas & Consumable Fuels	137,311,034	—	—
Pharmaceuticals	125,211,196	—	—
Professional Services	119,868,640	—	—
Real Estate Management & Development	177,757,547	—	—
Road & Rail	68,908,801	—	—
Semiconductors & Semiconductor Equipment	396,349,113	—	—
Software	506,219,327	—	—
Specialty Retail	245,016,879	—	—
Textiles, Apparel & Luxury Goods	34,769,919	—	—
Trading Companies & Distributors	79,184,394	—	—
Affiliated Mutual Funds	394,634,344	—	—

Total	$7,164,673,609	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Jennison Mid-Cap Growth Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 17, 2018

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date January 17, 2018

*	Print the name and title of each signing officer under his or her signature.